Advisory Research All Cap Value Fund (ADVGX)
Advisory Research Small Company Opportunities Fund (ADVSX)
Each a series of Investment Managers Series Trust

Supplement dated October 30, 2015,
To the Prospectus and Statement of Additional Information dated March 1, 2015

Notice to Existing Shareholders of Advisory Research All Cap Value Fund and Advisory Research Small Company Opportunities Fund (collectively, the “Funds”):

Effective October 31, 2015, Chris Harvey is an additional portfolio manager of the Funds.

Effective October 31, 2015, Bruce M. Zessar is an additional portfolio manager of the Advisory Research Small Company Opportunities Fund, and Shreekkanth (Shree) Viswanathan and Paul Galat no longer serve as portfolio managers of the Fund. All references in the Fund’s Prospectus and Statement of Additional Information to Shreekkanth (Shree) Viswanathan and Paul Galat are hereby removed.

The following replaces the text in the section titled “Portfolio Managers” for the Advisory Research All Cap Value Fund in the section titled “SUMMARY SECTION - Portfolio Managers” in the Funds’ Prospectus:

James M. Langer and Matthew K. Swaim have served as portfolio managers of the Fund since its inception. Bruce M. Zessar has served as a portfolio manager of the Fund since December 2010. Chris Harvey has served as a portfolio manager of the Fund since October 2015.

The following replaces the text in the section titled “Portfolio Managers”  for the Advisory Research Small Company Opportunities Fund in the section titled “SUMMARY SECTION - Portfolio Managers” in the Funds’ Prospectus:

James M. Langer and Matthew K. Swaim have served as portfolio managers of the Fund since the Fund’s inception. Bruce M. Zessar and Chris Harvey have served as portfolio managers of the Fund since October 2015.

The following is added to the section titled “MANAGEMENT OF THE FUND - Portfolio Managers” in the Fund’s Prospectus:

Chris Harvey, CFA, has 15 years investment experience and has served as a Managing Director of the firm since 2015. Prior to joining the firm, Mr. Harvey served as the Director of Research and a member of the Investment Committee at Zuckerman Investment Group from 2011 to 2015.   Mr. Harvey was formerly a Vice President at Legg Mason Investment Counsel from 2008-2011 and senior equity analyst at William Harris Investors from 2005-2008.  Mr. Harvey holds a B.A. from Clark University and an M.B.A. from the University of Chicago.

The following replaces any inconsistent information in the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers” in the Funds’ Statement of Additional Information:

The All Cap Value Fund is team managed by James M. Langer, Matthew K. Swaim, Bruce M. Zessar and Chris Harvey.

The Small Company Opportunities Fund is team managed by James M. Langer, Matthew K. Swaim, Bruce M. Zessar and Chris Harvey.

The following is added to the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers - Other Accounts Managed by the Portfolio Managers” in the Funds’ Statement of Additional Information:

Chris Harvey
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other advisory accounts	0	$0	0	$0

The following is added to the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers - Ownership of the Funds by Portfolio Managers” in the Funds’ Statement of Additional Information:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000
	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Chris Harvey	A	A	A	A	A	A	A

Please file this Supplement with your records.